Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables included in the consolidated balance sheets as of December 31, 2015 and 2014 is as follows:

	2015	2014
	(in millions)
Retail	$10,344	$11,978
Wholesale	8,611	9,400
Other	46	94
Total	$19,001	$21,472

Maturities of Financing Receivables

Contractual maturities of financing receivables as of December 31, 2015 are as follows:

Amount
(in millions)
2016	$11,475
2017	2,895
2018	2,209
2019	1,377
2020	781
2021 and thereafter	264
Total	$19,001

Summary of Aging of Receivables

The aging of financing receivables as of December 31, 2015 and 2014 is as follows (in millions):

	2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$17	$—	$—	$17	$7,869	$7,886	$36	$7,922
EMEA	—	—	—	—	572	572	1	573
LATAM	6	—	—	6	1,286	1,292	44	1,336
APAC	1	3	—	4	509	513	—	513
Total Retail	$24	$3	$—	$27	$10,236	$10,263	$81	$10,344
Wholesale
NAFTA	$—	$—	$—	$—	$3,656	$3,656	$79	$3,735
EMEA	33	2	—	35	3,613	3,648	26	3,674
LATAM	3	—	—	3	595	598	4	602
APAC	6	4	26	36	518	554	46	600
Total Wholesale	$42	$6	$26	$74	$8,382	$8,456	$155	$8,611

	2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$31	$2	$—	$33	$8,596	$8,629	$10	$8,639
EMEA	14	8	—	22	881	903	58	961
LATAM	3	—	—	3	1,762	1,765	37	1,802
APAC	2	—	2	4	572	576	—	576
Total Retail	$50	$10	$2	$62	$11,811	$11,873	$105	$11,978
Wholesale
NAFTA	$1	$—	$—	$1	$4,079	$4,080	$52	$4,132
EMEA	72	4	—	76	3,874	3,950	6	3,956
LATAM	1	—	—	1	861	862	—	862
APAC	16	3	30	49	372	421	29	450
Total Wholesale	$90	$7	$30	$127	$9,186	$9,313	$87	$9,400

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three years ended December 31, 2015, 2014 and 2013 is as follows (in millions):

	December 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	81	27	—	108
Charge-offs, net of recoveries	(92)	(13)	—	(105)
Foreign currency translation and other	(63)	(38)	—	(101)
Ending balance	394	158	—	552
Ending balance: Individually evaluated for impairment	187	125	—	312
Ending balance: Collectively evaluated for impairment	207	33	—	240
Receivables:
Ending balance	10,344	8,611	46	19,001
Ending balance: Individually evaluated for impairment	416	767	—	1,183
Ending balance: Collectively evaluated for impairment	$9,928	$7,844	$46	$17,818

	December 31, 2014
	Retail	Wholesale	Other	Total
Opening balance	$613	$112	$1	$726
Provision	86	71	2	159
Charge-offs, net of recoveries	(135)	(24)	(2)	(161)
Foreign currency translation and other	(96)	23	(1)	(74)
Ending balance	468	182	—	650
Ending balance: Individually evaluated for impairment	233	115	—	348
Ending balance: Collectively evaluated for impairment	235	67	—	302
Receivables:
Ending balance	11,978	9,400	94	21,472
Ending balance: Individually evaluated for impairment	484	758	—	1,242
Ending balance: Collectively evaluated for impairment	$11,494	$8,642	$94	$20,230

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening balance	$661	$120	$1	$782
Provision	62	1	—	63
Charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign currency translation and other	1	(1)	—	—
Ending balance	613	112	1	726
Ending balance: Individually evaluated for impairment	292	101	—	393
Ending balance: Collectively evaluated for impairment	321	11	1	333
Receivables:
Ending balance	12,730	9,111	135	21,976
Ending balance: Individually evaluated for impairment	569	742	—	1,311
Ending balance: Collectively evaluated for impairment	$12,161	$8,369	$135	$20,665

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	2015				2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$41	$40	$—	$37	$24	$24	$—	$22
EMEA	$74	$74	$—	$79	$91	$91	$—	$95
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$12	$12	$—	$21
EMEA	$33	$33	$—	$35	$35	$35	$—	$39
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$54	$53	$18	$52	$33	$32	$13	$34
EMEA	$238	$238	$167	$263	$311	$311	$212	$312
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$9	$9	$2	$12	$25	$25	$8	$26
Wholesale
NAFTA	$82	$82	$3	$92	$60	$60	$3	$63
EMEA	$607	$607	$95	$657	$608	$608	$98	$708
LATAM	$25	$21	$7	$22	$25	$20	$8	$20
APAC	$20	$20	$20	$18	$18	$18	$6	$13
Total
Retail	$416	$414	$187	$443	$484	$483	$233	$489
Wholesale	$767	$763	$125	$824	$758	$753	$115	$864

Carrying Amount of Restricted Assets Included In Financing Receivables

At December 31, 2015 and 2014, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	2015	2014
Retail note and finance lease receivables	$7,695	$8,718
Wholesale receivables	6,189	6,005
Total	$13,884	$14,723